Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 1,100	$ 1,146
Right-of-use assets	2,281	2,920
Intangible assets	6,508	8,476
Goodwill	1,836	1,836
Long-term deferred platform commission fees	73,143	73,996
Deferred tax asset	124	122
Other non-current investments	34,867	18,074
Other non-current assets	107	107
Total non-current assets	119,966	106,677
Current assets
Indemnification asset	2,353	2,443
Trade receivables and other current assets	54,418	51,903
Loans receivable	496	148
Other investments	54,646	84,236
Prepaid tax	206	3,349
Cash	50,752	71,798
Total current assets	162,871	213,877
Total assets	282,837	320,554
Equity
Additional paid-in capital	25,693	25,531
Share-based payments reserve	143,611	143,593
Treasury share reserve	(33,109)
Translation reserve	5,904	5,143
Accumulated deficit	(260,806)	(274,079)
Equity attributable to equity holders of the Company	(118,707)	(99,812)
Total equity	(118,707)	(99,812)
Non-current liabilities
Lease liabilities - non-current	981	983
Long-term deferred revenue	118,498	115,344
Share warrant obligations	1,013	1,278
Total non-current liabilities	120,492	117,605
Current liabilities
Lease liabilities - current	1,154	1,458
Trade and other payables	25,649	30,303
Provisions for non-income tax risks	1,253	1,354
Put option liabilities - current	15,002	28,995
Tax liability	3,516	6,473
Deferred revenue	234,478	234,178
Total current liabilities	281,052	302,761
Total liabilities	401,544	420,366
Total liabilities and shareholders' equity	$ 282,837	$ 320,554